Investment in Affiliates - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Schedule of Equity Method Investments [Line Items]
Investment in affiliates, aggregate investment	¥ 110,121	¥ 38,916
Investment in affiliates, market value	110,568	50,244
Investment in affiliates, dividends received	30,063	18,186	¥ 9,957
Investment in affiliates, excess of cost over the underlying equity at acquisition dates	101,289	50,977
Asset management fee paid	55,283	52,825	36,150
ORIX JREIT Inc.
Schedule of Equity Method Investments [Line Items]
Asset management fee paid	1,937	2,433	1,905
Gains on the sales office buildings	¥ 1,744	¥ 10,473	¥ 2,261